Supplement to the current prospectus

MFS(R) International New Discovery Fund

Effective immediately, the Portfolio Manager section of the Prospectus is hereby restated as follows:

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the fund's portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund.

---------------------------- ------------------- -------------- -------------------------------------
Portfolio Manager            Primary Role        Since          Title and Five Year History
---------------------------- ------------------- -------------- -------------------------------------
---------------------------- ------------------- -------------- -------------------------------------
David A. Antonelli           Portfolio Manager   1997           Executive Vice President and Chief
                                                                Investment Officer of Non-U.S. and
                                                                Global Investments; employed in the
                                                                investment management area of MFS since
                                                                1991.
---------------------------- ------------------- -------------- -------------------------------------
---------------------------- ------------------- -------------- -------------------------------------
Peter F. Fruzzetti           Portfolio Manager   2004           Vice President of MFS; employed in
                                                                the investment management area of
                                                                MFS since 2000.
---------------------------- ------------------- -------------- -------------------------------------

                  The date of this supplement is May 11, 2007.